INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
Schedule of intangible assets changes

	Year Ended December 31,
	2020	2019
	U.S. dollars in thousands
R&D assets:
Cost:
Balance at beginning of year	5,355	5,320
Additions during the year	402	35
Amortization charges	(50)	—
Balance at end of year	5,707	5,355
Commercialization assets:
Cost:
Balance at beginning of year	11,572	—
Additions during the year see notes 16(a)(4)-16(a)(6)	77,585	11,788
Amortization and impairment charges see (b) below	(6,985)	(216)
Balance at end of year	82,172	11,572
	87,879	16,927